Note 13 - Retirement and Pension Plans (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2011
Defined Benefit Plan, Accumulated Benefit Obligation	¥ 4,979,785	¥ 4,411,815
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	7,445,392	6,777,223
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	4,128,767	3,635,159
Defined Benefit Plan, Plans with Benefit Obligations with No Plan Assets Aggregate Benefit Obligation	131,049	116,408
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	2,460
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	¥ 432,460
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%
Payment for Pension Benefits	¥ 154,681	146,975	¥ 138,372
Multiemployer Plan, Contributions by Employer	¥ 124,442	¥ 117,300	¥ 123,674
Multiemployer Plan Period Contributions, Percentage	5.00%	5.00%	5.00%
Multiemployer Plans, Plan Assets	¥ 238,628,525
IIJ Retirement Benefit Plan for Full Time Director Abolished [Member]
Liability, Other Retirement Benefits					¥ 255,330
Retirement Benefit Plan for Full-time Director, Abolished [Member]
Liability, Other Retirement Benefits	399,989	¥ 382,881
IIJ Retirement Benefit Plan for Full-time Auditors, Abolished [Member]
Liability, Other Retirement Benefits	¥ 8,020	¥ 8,020		¥ 8,020
Minimum [Member]
Multiemployer Plans Funded Status, Percentage		80.00%
Debt Securities [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	63.00%
Equity Securities [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	35.00%
Other Financial Instruments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
Contributions Allocated to Debt Securities Equity Securities and Other Financial Instruments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	50.00%